Average Annual Total Returns - Parvin Hedged Equity Solari World Fund	1 Year	Since Inception	After Taxes on Distributions 1 Year	After Taxes on Distributions Since Inception	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales Since Inception	MSCI All Country World Index 1 Year	MSCI All Country World Index Since Inception
Total	1.35%	(1.74%)	0.90%	(2.46%)	0.80%	(1.60%)	18.03%	9.08%